Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$146,175,217.66	0.8034254	$129,773,678.60	0.7132773	$16,401,539.06
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$216,465,217.66	0.1490571	$200,063,678.60	0.1377631	$16,401,539.06

Weighted Avg. Coupon (WAC)	5.04%		5.06%
Weighted Avg. Remaining Maturity (WARM)	25.62		24.79
Pool Receivables Balance	$248,865,069.61		$232,237,521.99
Remaining Number of Receivables	31,394		30,471

Adjusted Pool Balance	$246,377,244.04		$229,975,704.98

III. COLLECTIONS

Principal:
Principal Collections	$16,207,688.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$291,726.51
Total Principal Collections	$16,499,415.14

Interest:
Interest Collections	$1,033,371.09
Late Fees & Other Charges	$49,127.16
Interest on Repurchase Principal	$-
Total Interest Collections	$1,082,498.25

Collection Account Interest	$923.75
Reserve Account Interest	$473.22
Servicer Advances	$-

Total Collections	$17,583,310.36

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$17,583,310.36
Reserve Account Release	$-
Total Available for Distribution	$17,583,310.36

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$207,387.56		$207,387.56	$207,387.56
Collection Account Interest					$923.75
Late Fees & Other Charges					$49,127.16
Total due to Servicer					$257,438.47

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$98,668.27		$98,668.27

Total Class A interest:		$98,668.27		$98,668.27	$98,668.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$17,125,895.04

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$16,401,539.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$16,401,539.06
Class A Notes Total:		$16,401,539.06		$16,401,539.06
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$16,401,539.06		$16,401,539.06

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					724,355.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,487,825.57
Beginning Period Amount	$2,487,825.57
Current Period Amortization	$226,008.56
Ending Period Required Amount	$2,261,817.01
Ending Period Amount	$2,261,817.01
Next Distribution Date Required Amount	$2,048,697.59

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	12.14%	13.01%	13.01%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.90%	29,831	96.88%	$224,989,075.91
30 - 60 Days	1.74%	530	2.58%	$5,986,378.03
61 - 90 Days	0.30%	92	0.46%	$1,060,523.28
91 + Days	0.06%	18	0.09%	$201,544.77
		30,471		$232,237,521.99
Total
Delinquent Receivables 61 + days past due	0.36%	110	0.54%	$1,262,068.05
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	123	0.55%	$1,380,397.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	124	0.55%	$1,472,920.09
Three-Month Average Delinquency Ratio	0.38%		0.55%

Repossession in Current Period		36		$394,556.30
Repossession Inventory		72		$207,647.36

Charge-Offs
Gross Principal of Charge-Off for Current Period				$419,858.99
Recoveries				$(291,726.51)
Net Charge-offs for Current Period				$128,132.48

Beginning Pool Balance for Current Period				$248,865,069.61

Net Loss Ratio				0.62%
Net Loss Ratio for 1st Preceding Collection Period				0.52%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$12,596,002.51
Cumulative Net Losses as a % of Initial Pool Balance				0.83%

Principal Balance of Extensions				$1,412,305.84
Number of Extensions				120